Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables [Abstract]
Schedule of trade and other payables
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Trade payables	140,847	142,325
Accruals	83,693	1,014,368
Amount due to directors (i)	404,472	266,589
Consultancy fees	3,011	355,321
Other payables	388,576	646,114
	1,020,599	2,424,717

(i)	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.